Net (Loss)/Income per Share - Summary of antidilutive securities excluded from computation of earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net (loss)/income per Share
Total	15,179,612	5,233,912
Share options
Net (loss)/income per Share
Total	7,036,117	2,092,300
Restricted shares
Net (loss)/income per Share
Total	5,680,877	3,141,612
Restricted share units
Net (loss)/income per Share
Total	2,462,618